May 5, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	abrdn ETFs (the “Trust”) (File Nos. 333-198170 and 811-22986)
Filing Pursuant to Rule 497(j)

To Whom it May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves as certification that (i) the forms of the Prospectus and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A, and (ii) the text of Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A was filed electronically on April 29, 2022.

Please contact the undersigned at 215-405-2404 should you have any questions.

Sincerely,

/s/ Robert Hepp
Robert Hepp

cc:	Lucia Sitar, abrdn Inc.
Katherine Corey, abrdn Inc.
Thomas C. Bogle, Dechert LLP
Stephanie A. Capistron, Dechert LLP

abrdn Inc.

1900 Market Street, Suite 200, Philadelphia PA 19103

Telephone: (215) 405-5700

abrdn Inc. is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.